Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Inventories	Inventories are summarized as follows:

	December 31
	2016	2015
	(Millions of yen)
Finished goods	373,337	357,115
Work in process	143,298	130,258
Raw materials	44,101	14,522

	560,736	501,895